CONVERTIBLE NOTES - ATW Convertible Note (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Aug. 19, 2025	Jun. 30, 2022
CONVERTIBLE NOTES
Term of the debt instrument		5 years
ATW Convertible Notes
CONVERTIBLE NOTES
Aggregate principal amount of loan	$ 300,000
Oiginal principal amount	$ 10,000
Variable interest rate	6.75%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember
Interest rate	4.25%
Term of the debt instrument	2 years
ATW Convertible Notes | ADS
CONVERTIBLE NOTES
Debt instrument conversion price per share	$ 2.19